CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit / (loss) for the year		$ (56,656,000)	$ (60,366,000)		$ 82,643,000
Adjustments for:
Revenues recognized on acceptance of cryptocurrencies		(342,250,000)	(304,962,000)		(333,668,000)
Depreciation and amortization		75,541,000	66,424,000		63,055,000
Listing fee		33,151,000	0		0
Share-based payment expenses		45,488,000	90,648,000		88,355,000
(Gain) / loss on disposal of property, plant and equipment and intangible assets		11,000	(662,000)		(56,000)
Changes in fair value of financial assets at fair value through profit or loss		(3,527,000)	841,000		0
Net gain on disposal of financial asset at fair value through profit or loss		0	(213,000)		0
Loss on disposal of mining machines		1,573,000	497,000		36,000
(Gain) / loss on disposal of cryptocurrencies		(2,061,000)	3,131,000		(18,725,000)
Change in fair value of cryptocurrency-settled receivables and payable		(3,305,000)	0		3,735,000
Impairment charges		2,000	0		2,567,000
Loss on foreign currency transactions		1,016,000	2,881,000		226,000
Gain on extinguishment of debt		0	0	[1]	(880,000)
Gain on modification of convertible debt		(481,000)	0	[1]	0
Gain on settlement of balance with Bitmain		0	0		(4,468,000)
Loss on disposal of subsidiaries		74,000	0		8,000
Interest income		(7,953,000)	(4,291,000)		(2,947,000)
Interest expense on bank loan		0	0		3,000
Interest accretion on lease liabilities	[2]	2,605,000	2,425,000		1,217,000
Interest expense on convertible debt		2,476,000	2,778,000		1,223,000
Gain on lease modification		0	0		(205,000)
Income tax (benefit) / expense		5,685,000	(4,400,000)		48,246,000
Changes in:
Restricted cash		1,956,000	(1,184,000)		(2,971,000)
Trade receivables		381,000	(5,350,000)		(13,258,000)
Prepayments and other assets		(49,236,000)	(21,913,000)		(4,070,000)
Mining machines held for sale		4,000	1,002,000		5,957,000
Amounts due from a related party		(111,000)	337,000		(413,000)
Trade payables		13,603,000	(6,018,000)		12,508,000
Deferred revenue		3,542,000	(9,159,000)		6,782,000
Amount due to a related party		(283,000)	297,000		19,000
Other payables and accruals		(5,113,000)	1,299,000		12,667,000
Cash used in operating activities:		(283,868,000)	(245,958,000)		(52,414,000)
Interest paid on leases		(2,605,000)	(2,425,000)		(1,217,000)
Interest paid on convertible debt		(2,181,000)	(2,433,000)		(1,080,000)
Interest received		7,572,000	2,791,000		2,202,000
Income taxes paid		(1,500,000)	(20,012,000)		(19,000)
Income taxes refunded		10,795,000	0		62,000
Net cash used in operating activities		(271,787,000)	(268,037,000)		(52,466,000)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets		(63,305,000)	(63,200,000)		(62,882,000)
Purchase of mining machines		(63,041,000)	0		(26,611,000)
Purchase of financial assets at fair value through profit or loss		(4,400,000)	(61,550,000)		0
Proceeds from disposal of financial assets at fair value through profit or loss		31,111,000	1,213,000		0
Purchase of cryptocurrencies		0	(285,990,000)		(60,045,000)
Loans to related parties		0	(322,000)		(32,166,000)
Repayments from related parties		322,000	1,087,000		21,698,000
Lending to a third party		(61,000)	(2,546,000)		0
Proceeds from disposal of property, plant and equipment and intangible assets		73,000	962,000		877,000
Proceeds from disposal of mining machines		27,000	0		0
Proceeds from disposal of cryptocurrencies		299,128,000	560,988,000		568,553,000
Disposal of subsidiaries, net of cash disposed of		0	9,881,000		(14,855,000)
Cash paid for asset acquisition, net of cash acquired		0	(26,730,000)		0
Net cash generated from investing activities		199,854,000	133,793,000		394,569,000
Cash flows from financing activities
Capital element of lease rentals paid		(5,191,000)	(3,884,000)		(4,181,000)
Deemed distribution to related parties		0	0		(10,943,000)
Repayments of borrowings from related parties		0	0		(29,302,000)
Proceeds from convertible debt		0	0		30,000,000
Payments of convertible debt redemption		(7,000,000)	0		0
Net payment related to Business Combination		(7,662,000)	0		0
Acquisition of treasury shares		(2,604,000)	0		0
Proceeds from issuance of shares for exercise of share awards		412,000	0		0
Proceeds from issuance of ordinary shares, net of transaction costs		9,494,000	0		0
Payment for the future issuance cost		(942,000)	0		0
Net cash used in financing activities		(13,493,000)	(3,884,000)		(14,426,000)
Net increase / (decrease) in cash and cash equivalents		(85,426,000)	(138,128,000)		327,677,000
Cash and cash equivalents at January 1		231,362,000	372,088,000		44,753,000
Effect of movements in exchange rates on cash and cash equivalents held		(1,207,000)	(2,598,000)		(342,000)
Cash and cash equivalents at December 31		$ 144,729,000	$ 231,362,000		$ 372,088,000

[1]	The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.
[2]	The interest expense includes the amount related to the leasehold land included in the investment properties for the years ended December 31, 2023, 2022 and 2021 of approximately US$0.2 million, US$0.1 million and nil, respectively. See Note 12.